As filed with the Securities and Exchange Commission on July 31, 2003


                                             1933 Act Registration No. 333-71703
                                             1940 Act Registration No. 811-09221

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20546

                                    FORM N-1A


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]
                         Pre-Effective Amendment No.                       [ ]
                       Post-Effective Amendment No. 5                      [X]
                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                               Amendment No. 7                             [X]


            The Community Reinvestment Act Qualified Investment Fund
               (Exact name of registrant as specified in Charter)

                                1830 Main Street
                                    Suite 204
                              Weston, Florida 33326
              (Address of Principal Executive Offices and Zip Code)

                                  877-272-1977
              (Registrant's Telephone Number, including Area Code)


                                   Dave Ganley
                              InCap Service Company
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428
                     (Name and Address of Agent for Service)


                                    Copy to:

                           Michael P. Malloy, Esquire
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                        Philadelphia, Pennsylvania, 19103

     It is proposed that this filing will become effective (check appropriate box).

     |_|  Immediately upon filing pursuant to paragraph (b)


     |_|  On (date) pursuant to paragraph (b)


     |_|  60 days after filing pursuant to paragraph (a)(1)


     |X|  On September 29, 2003 pursuant to paragraph (a)(1)


     |_|  75 days after filing pursuant to paragraph (a)(2)

     |_|  On (date) pursuant to paragraph (a)(2) of Rule 485.

     If appropriate, check the following box

     |_| This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

--------------------------------------------------------------------------------

                                                THE COMMUNITY REINVESTMENT
                                               ACT QUALIFIED INVESTMENT FUND
                                                        (THE "FUND")
INVESTMENT ADVISOR:
     CRAFund Advisors, Inc.
     1830 Main Street, Suite 204           THE FUND'S INVESTMENT OBJECTIVE IS TO
     Weston, Florida 33326                 PROVIDE  (1) A HIGH  LEVEL OF CURRENT
                                           INCOME     CONSISTENT     WITH    THE
ADMINISTRATOR:                             PRESERVATION   OF  CAPITAL   AND  (2)
     Citco-Quaker Fund Services, Inc       INVESTMENTS THAT WILL BE DEEMED TO BE
     1288 Valley Forge Road                QUALIFIED    UNDER   THE    COMMUNITY
     P.O. Box 987, Suite 88                REINVESTMENT ACT OF 1977.
     Valley Forge, PA 19482

LEGAL COUNSEL:
     Drinker Biddle & Reath LLP                          PROSPECTUS
     18th and Cherry Streets
     Philadelphia, PA 19103-6996

INDEPENDENT AUDITORS:                                 OCTOBER 1, 2003

     ________________________
     ________________________
     ________________________              THE     SECURITIES    AND    EXCHANGE
                                           COMMISSION   HAS  NOT   APPROVED   OR
CUSTODIAN:                                 DISAPPROVED THE FUND'S  SECURITIES OR
     Wachovia Bank                         DETERMINED  IF  THIS   PROSPECTUS  IS
     1339 Chestnut Street                  ACCURATE   OR   COMPLETE.   IT  IS  A
     Philadelphia, PA 19101-7618           CRIMINAL OFFENSE TO STATE OTHERWISE.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
                                                                            PAGE


RISK/RETURN SUMMARY............................................................1
Investment Objective...........................................................1
Principal Investment Strategy..................................................1
Principal Risks................................................................1
Performance Information........................................................2
Fees and Expenses..............................................................3
INVESTMENT OBJECTIVE AND POLICIES..............................................5
Investment Objective...........................................................5
Principal Investment Strategy..................................................5
Community Reinvestment Act of 1977.............................................5
Investment Policies............................................................6
FUND INVESTMENTS...............................................................7
RISK FACTORS...................................................................9
FEDERAL TAXES..................................................................9
PRICING OF FUND SHARES........................................................11
PURCHASING SHARES.............................................................11
Purchase Inquiries............................................................11
Exchange of Securities........................................................11
Purchases By Wire Transfer....................................................12
Purchases by Check............................................................12
Purchases of Shares Through a Shareholder Servicing Agent.....................12
Customer Identification Program...............................................13
REDEEMING SHARES..............................................................13
DIVIDENDS AND DISTRIBUTIONS...................................................14
INVESTMENT ADVISOR............................................................14
DISTRIBUTION PLAN.............................................................14
FINANCIAL HIGHLIGHTS..........................................................16

                               RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

     The Fund's investment objective is to provide (1) a high level of current income consistent with the preservation of capital and (2) investments that will be deemed to be qualified under the Community Reinvestment Act of 1977, as amended (the "CRA").

PRINCIPAL INVESTMENT STRATEGY

     The Fund's principal investment strategy is to invest in debt securities that will cause shares of the Fund to be deemed to be qualified under the CRA, so that financial institutions that are subject to the CRA may receive investment test or similar credit under the CRA with respect to shares of the Fund held by them.

PRINCIPAL RISKS

     The Fund's investment adviser, CRAFund Advisors, Inc. (the "Advisor"), believes that shares of the Fund will be deemed qualified investments under the CRA and will cause financial institutions to receive CRA credit with respect to shares of the Fund owned by them. The Fund's goal of holding securities that will allow shares of the Fund to be deemed qualified under the CRA will cause the Advisor to take this factor into account in determining which securities the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities, which may or may not have an adverse effect on the Fund's investment performance. For example, the Fund may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA-qualified. In addition, the Fund may sell securities for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its shares of the Fund, or if investments that have been designated to specific shareholders for CRA-qualifying purposes are ultimately determined not to be, or to have ceased to be, CRA-qualifying. See "INVESTMENT OBJECTIVE AND POLICIES - Community Reinvestment Act of 1977."

     The Fund commenced operations on August 30, 1999. The Advisor was organized to provide investment advice to the Fund. Its associated personnel have experience in fixed-income and CRA-qualifying investments, but had no experience in managing a mutual fund prior to the Fund's commencement of operations.

     The prices of fixed-income debt securities tend to move in the opposite direction of interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise.

     The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or private entities.

     Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. When this occurs, the Fund may lose a portion of its principal investment to the extent the Fund paid any premium for a security. In addition, the Fund's yield may be affected by reinvestment of prepayments at lower rates than the original investment.

     The Fund is a non-diversified investment company. Compared to a diversified investment company, the Fund may invest a greater percentage of its assets in the securities of a particular issuer. A change in value of such securities will affect the value of the Fund's portfolio more than it would affect a diversified investment company.

     The Fund may sell securities that it has held for less than one year. When it does so, the Fund may realize short-term capital gains, which are taxed at higher rates than long-term capital gains.

     All mutual funds are affected by changes in the economy and swings in investment markets. You could lose money if the Fund's investments fall in value.

PERFORMANCE INFORMATION

The following bar chart and table below provide an indication of the risks of investing in the Fund by showing: a) changes in the performance of the Fund's shares from year to year; and b) how the average annual returns for the Fund's shares compare to those of broad-based securities market indices.

The bar chart and performance table assume reinvestment of dividends and distributions. Remember, past performance is not indicative of future results. Performance reflects fee waivers in effect. If these fee waivers were not in place, the Fund's performance would be reduced.

                   Year-by-year total return as of December 31


                                    BAR CHART
               2000                   2001                  2002
              10.67%                 6.15%                 _____%

--------------------------------------------------------------------------------

         BEST QUARTER:     Q 3          _____      _____%
         WORST QUARTER:    Q 4          _____      _____%
--------------------------------------------------------------------------------

The Fund's performance for the six-month period ending June 30, 2003 was _____%.

The table shows the Fund's average annual total returns for the periods ended December 31, 2002, as compared to broad-based market indices.

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02
--------------------------------------------------------------------------------
                                                                SINCE INCEPTION
                                                 ONE YEAR      (AUGUST 30, 1999)
--------------------------------------------------------------------------------
The Community Reinvestment Act
     Qualified Investment Fund                     ____%             _____%
--------------------------------------------------------------------------------
The Merrill Lynch U.S. Domestic Master Index       ____%             _____%
--------------------------------------------------------------------------------
The Community Reinvestment Act Qualified
     Investment Fund Composite Index               ____%             _____%
--------------------------------------------------------------------------------


     The Merrill Lynch U.S. Domestic Master Index is comprised of outstanding debt of the U.S. Treasury Note and Bond, U.S. Agency, Mortgage Pass-through and U.S. Investment Grade Corporate Bond markets. To supplement the performance comparison, the Fund's Advisor has compiled The Community Reinvestment Act Qualified Investment Fund Composite Index ("Composite Index") which more closely tracks the asset allocation of the Fund. The Composite Index is comprised of 70% Mortgage Master Index, 20% in A-Rated (or better) U.S. Corporate bonds and 10% in U.S. Treasury Bills Index.

FEES AND EXPENSES

     This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

     Shareholder Fees (fees paid directly from your investment)


          Maximum Sales Charge (Load) Imposed on Purchases                NONE
          Maximum Deferred Sales Charge (Load)                            NONE
          Maximum Sales Charge (Load) Imposed on Reinvested Dividends     NONE
          Redemption Fee (as a percentage of amount redeemed)             NONE
          Exchange Fee                                                    NONE

     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

          Management Fees                                                 0.50%
          Distribution (12b-1) Fees1                                      0.25%
          Other Expenses                                                  ____%
          TOTAL ANNUAL FUND OPERATING EXPENSES                            ____%
          Fee Waivers and Expense Reimbursements                         (____)%
          NET ANNUAL FUND OPERATING EXPENSES2                             ____%

1 If you hold your shares for a substantial period of time, distribution fees may total more than the economic equivalent of the maximum front-end sales charge currently allowed by the Conduct Rules of the National Association of Securities Dealers, Inc.


2 The Advisor has contractually agreed to waive fees and reimburse expenses until May 31, 2004 so that Net Annual Fund Operating Expenses will be no more than 1.00% of the Fund's average daily net assets. The Advisor may not recoup waived fees and reimbursed expenses.


     Example: This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


     1 Year         3 Years        5 Years        10 Years
     ------         -------        -------        --------

     $____           $____          $____          $_____


                        INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE

     The Fund's investment objective is to provide (1) a high level of current income consistent with the preservation of capital and (2) investments that will be deemed to be qualified under the CRA. The Fund's Board of Trustees may change the investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


     The Fund's principal investment strategy is to invest in debt securities that will cause shares of the Fund to be qualified under the CRA, so that financial institutions that are subject to the CRA may receive investment test or similar credit under the CRA with respect to shares of the Fund held by them. The Advisor believes that securities held by the Fund will provide returns that are competitive with those of similar securities that are not CRA-qualified.

COMMUNITY REINVESTMENT ACT OF 1977


     The CRA requires the federal bank regulatory agencies to encourage most financial institutions that are insured by the Federal Deposit Insurance Corporation to help meet the credit needs of their local communities, including low and moderate-income neighborhoods. Larger retail institutions receive an overall CRA rating based on their evaluated performance in three areas: lending, service and investments. For an institution with $250 million or more in assets or for an institution whose holding company has $1 billion or more in assets, the investment test comprises 25% of the overall CRA rating. While smaller banks are subject only to a lending test, they can use their qualified investments to enhance their overall rating. Banks that are designated as limited purpose or wholesale banks for CRA purposes can elect to be evaluated partially or totally on their qualified investment performance.

     In most cases, qualified investments are required to be responsive to the credit and community development needs of a financial institution's delineated assessment CRA area or a broader statewide or regional area that includes the institution's assessment area. For such a financial institution to receive CRA investment test credit with respect to the Fund's shares, the Fund must hold CRA-qualifying investments that relate to the financial institution's assessment area. Institutions that have been designated by their regulators as "wholesale" or "limited purpose" under the CRA may receive credit for qualified investments wholly outside of their assessment area, provided they have otherwise adequately addressed their assessment area needs. Although each shareholder of the Fund will indirectly own an undivided interest in all the Fund's investments, the
Fund will designate specific securities to specific shareholders for CRA-qualifying purposes.

     Investments are typically not designated as CRA-qualifying at the time of issuance by any governmental agency. Accordingly, the Advisor must evaluate whether each potential investment may be CRA-qualifying with respect to a specific shareholder. The final determinations of whether securities are CRA-qualifying are made by the federal and, where applicable, state bank regulatory agencies during their periodic examinations of these institutions. There is no assurance that the agencies will concur with the Advisor's evaluation of securities as CRA-qualifying. If the Advisor became aware that a security acquired for CRA-qualifying purposes was not likely to produce CRA investment test credit, for example due to a change in circumstances pertaining to the security, ordinarily the Fund would sell that security and attempt to acquire a replacement security that the Advisor deemed to be CRA-qualifying.

     In determining whether a particular investment is a qualified investment, the Advisor will consider whether the investment has as its primary purpose community development. The Advisor will consider whether such investment: (1) provides affordable housing for low-or-moderate-income individuals; (2) provides community services targeted to low-or-moderate-income individuals; (3) funds activities that (a) finance businesses or farms that meet the size eligibility standards of the Small Business Administration's Development Company or Small Business Investment Company programs or have annual revenues of $1 million or less and (b) promote economic development; or (4) funds activities that revitalize or stabilize low-or-moderate-income areas. An activity may be deemed to promote economic development if it supports permanent job creation, retention, and/or improvement for persons who are currently low-or-moderate-income, or supports permanent job creation, retention, and/or improvement in low-or-moderate-income areas targeted for redevelopment by federal, state, local or tribal governments. Activities that revitalize or stabilize a low-or-moderate-income geography are activities that help attract and retain businesses and residents. The Advisor maintains documentation, readily available to a financial institution or an examiner, supporting its judgment that a security would be a qualifying investment for CRA investment test credit purposes.


     The Fund will require time after selling shares to acquire a significant volume of investments in particular geographic areas relevant to shareholders. The length of time will depend upon the depth of the market for CRA-qualified investments in the relevant areas. In some cases, the Advisor expects that CRA-qualified investments will be immediately available. In others, it may take weeks or months to acquire a significant volume of CRA-qualified investments in a particular area. The Advisor believes that investments in the Fund during these time periods will be considered CRA-qualified provided the purpose of the Fund includes serving the investing institution's assessment area(s) and the Fund is likely to achieve a significant volume of investments in the region after a reasonable period of time. As the Fund continues to operate, it may dispose of securities that were acquired for CRA-qualifying purposes, in which case the Advisor will normally attempt to acquire a replacement security that would be CRA-qualifying.

INVESTMENT POLICIES

     Under normal circumstances, the Fund will invest primarily in securities which have a rating in the highest category assigned by a nationally recognized statistical rating organization ("Rating Agency"), for example, AAA by Standard & Poor's Ratings Group and/or Aaa by Moody's Investors Services, Inc., or which are deemed by the Advisor to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings.

     The Fund may also invest up to 25% of its net assets in investment grade securities that are rated in the second or third highest rating categories assigned by a Rating Agency, or which are deemed by the Advisor to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings.


     Under normal circumstances, the Fund will invest at least 90% of its net assets in CRA-qualifying securities. The Fund will provide shareholders at least 60 days notice prior to a change in this policy. Such securities would include single-family, multi-family and economic development loan-backed securities. As a result, the Fund will invest a significant amount of its assets in securities issued by the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), and Government National Mortgage Association ("Ginnie Mae").

     The Fund may invest a significant amount of its assets in taxable municipal bonds whose primary purpose is community development.

     The Fund may invest in certificates of deposit that are insured by the Federal Deposit Insurance Corporation ("FDIC") and are issued by financial institutions that are (1) certified as Community Development Financial Institutions, or (2) minority- or women-owned and primarily lend or facilitate lending in low- or moderate-income areas or to low- or moderate-income individuals to promote community development. The Fund may also invest in certain securities issued by the Small Business Administration.

     The Fund may temporarily hold investments that are not part of its principal investment strategy to try to avoid losses during unfavorable market conditions or pending the acquisition of investments believed to be
CRA-qualified. These investments may include cash (which will not earn any income), money market instruments, debt securities issued or guaranteed by the U.S. Government or its agencies and repurchase agreements. This strategy could prevent the Fund from achieving its investment objective and could reduce the Fund's return and affect its performance during a market upswing.

                                FUND INVESTMENTS


     Ginnie Mae securities and U.S. Treasury bills, notes and bonds are direct obligations of the U.S. Government and are backed by the full faith and credit of the U.S. Government. Accordingly, these securities carry minimal credit risk.

     Fannie   Mae   and   Freddie   Mac    securities   are   issued   by   U.S.
Government-sponsored enterprises. These securities are not backed by the full faith and credit of the U.S. Government, but generally enjoy a very high level of creditworthiness.


     Taxable municipal bonds are rated as to their creditworthiness by various Rating Agencies. The Fund will invest only in these securities if they conform to the credit qualifications described above under "INVESTMENT OBJECTIVE AND POLICIES - Investment Policies."


     The Fund may invest in mortgage-backed securities ("MBSs"), such as those issued by Ginnie Mae, Freddie Mac and Fannie Mae, which generally pay monthly payments consisting of both interest and principal. The value of MBSs are based on the underlying pools of mortgages that serve as the asset base for the securities. The value of MBSs will be significantly influenced by changes in interest rates because mortgage-backed pool valuations fluctuate with interest rate changes. Specifically, when interest rates decline, many borrowers refinance existing loans, resulting in principal prepayments which leads to early payment of the securities. Prepayment of an investment in MBSs can result in a loss to the Fund to the extent of any premium paid for MBSs. In addition, a decline in interest rates that leads to prepayment of MBSs may result in a reinvestment requirement at a time when the interest rate environment presents less attractive investment alternatives.

     The Fund may also invest in Federal Housing Administration ("FHA") project loans which are mortgage loans insured by the FHA.

     Certificates of deposit ("CDs") are promissory notes issued by banks and other financial institutions for fixed periods of time at fixed rates of interest. The Fund may invest in CDs issued by Community Development Financial Institutions or other eligible depositories. Early withdrawal of CDs may result in penalties being assessed against the holder of the CD.

     The Fund may invest in repurchase agreements with broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the repurchase agreements or has proper evidence of book entry receipt of said securities. In a repurchase agreement, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements entered into by the Fund must be collateralized by U.S. Government securities, the market values of which equal or exceed 102% of the principal amount of the Fund's investment. If an institution with whom the Fund has entered into a repurchase agreement enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into repurchase agreements only with institutions and dealers the Advisor considers creditworthy under guidelines approved by the Fund's Board of Trustees.

     The Fund may also engage in reverse repurchase transactions in which the Fund sells its securities and simultaneously agrees to repurchase the securities at a specified time and price. Reverse repurchase transactions are considered to be borrowings by the Fund.

     The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Advisor's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but the Fund will maintain a segregated account with its custodian consisting of cash, cash equivalents, U.S. Government securities or other high-grade liquid debt securities in an amount equal to the aggregate fair market value of its commitments to such transactions. A risk of investing in this manner is that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the security delivery takes place.

     The Fund also may invest in securities issued by other investment companies.

     For further information concerning the Fund's investment policies and restrictions, see "Investment Policies and Restrictions" in the Fund's Statement of Additional Information.

                                  RISK FACTORS

     The  following  information   supplements  the  information  set  forth  in
"RISK/RETURN SUMMARY - Principal Risks" and "FUND INVESTMENTS" above.

     Your investment in the Fund is not a deposit or obligation of, or insured or guaranteed by, any entity or person, including the U.S. Government and the FDIC. The Fund may be particularly appropriate for banks and other financial institutions that are subject to the CRA. The value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and other political and economic factors. There is no assurance that the Fund can achieve its investment objective, since all investments are inherently subject to market risk. There also can be no assurance that either the Fund's investments or shares of the Fund will receive investment test credit under the CRA.

     Changes in laws, regulations or the interpretation of laws and regulations could pose risks to the successful realization of the Fund's investment objectives. It is not known what changes, if any, will be made to the CRA over the life of the Fund. CRA regulations play an important part in influencing the readiness and capacities of financial institutions to originate CRA-qualifying securities. Changes in the CRA might impact upon Fund operations and might pose a risk to the successful realization of the Fund's investment objectives.

     Many investments purchased by the Fund will have one or more forms of credit enhancement. An investor in a credit enhanced debt instrument typically relies upon the credit rating of the credit enhancer to evaluate an issue's credit quality and appropriate pricing level. There can be no assurance that the credit rating of a public or private entity used as a credit enhancer on a Fund investment will remain unchanged over the period of the Fund's ownership of that investment.

                                  FEDERAL TAXES

     The Fund intends to qualify each year as a regulated investment company under applicable federal tax provisions. In any fiscal year in which the Fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the Fund generally will not have to pay any federal tax.

     Generally, all ordinary and capital gains distributions to you will be taxable whether they are reinvested or received in cash, unless you are exempt from taxation or entitled to a tax deferral. Early each calendar year, you will be notified as to the amount and federal tax status of all distributions paid to you from the prior year. Such distributions may also be subject to state or local taxes.

     The Fund's investment strategies will generally cause its distributions to consist primarily of ordinary income. You will generally not be eligible for any dividends received deduction with respect to Fund distributions. In addition, you should note that the Fund does not expect to pay dividends that are eligible for the recently enacted reduced tax rate or corporate dividends.


     You may recognize gain or loss on redemptions of Fund shares based on the difference between your redemption proceeds and your basis in the shares. Certain restrictions on loss recognition may apply, however, such as the "wash sale" limitation, which disallows a loss on a sale of stock or securities if substantially identical stock or securities are purchased within 30 days before or after the sale.

     You should note that if you purchase Fund shares just prior to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

     Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

     The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

                             PRICING OF FUND SHARES

     The price of the  Fund's  shares  is based on the  Fund's  net asset  value
(NAV). The NAV per share is determined as of the close of trading (normally 4:00 p.m. Eastern time) every day when both the New York Stock Exchange and the Fund's custodian are open for business. The Fund will not price its shares on national holidays or other days when the New York Stock Exchange is closed for trading. NAV per share is calculated by dividing the total value of the Fund's assets after subtracting liabilities by the number of shares outstanding. The Fund's portfolio securities are valued at market value based on dealer bid quotations. Securities for which quotations are not available and any other assets are valued at fair value as determined in good faith by the Advisor, subject to the review and supervision of the Fund's Board of Trustees.

                                PURCHASING SHARES

     Shares of the Fund are sold at the NAV per share next determined after receipt of a purchase order by the Fund. See "Purchases By Wire Transfer" and "Purchases By Check" below. The minimum initial investment is $250,000. There is no minimum requirement for subsequent purchases. Shares are sold without any front-end sales charge, which means that the full amount of your purchase price will be invested in Fund shares. The Fund imposes no deferred sales charges.

     PURCHASE INQUIRIES. If you are considering investing in the Fund, contact Neil M. Solomon at the Advisor, toll-free at 1-877-272-1977. Mr. Solomon will provide information concerning your investment options and can provide all materials and procedures required to open an account. New accounts can be opened through an exchange of securities, by wire transfer, or by check purchase. These options also are available to existing shareholders and are discussed further below.

     EXCHANGE OF SECURITIES. The Fund may issue its shares in exchange for securities owned by an investor. The Fund will issue its shares only in exchange for securities that the Advisor believes are CRA-qualified. To determine the number of Fund shares that will be issued in the exchange, the investor's securities will be valued at the mean between their bid and asked quotations, which differs from the method used for valuing the Fund's portfolio securities. See "PRICING OF FUND SHARES" above. This method of valuing exchanged securities benefits both existing shareholders and the investor exchanging the securities ("Purchaser"). The Purchaser will receive a greater number of Fund shares by exchanging securities at the mean between the bid price and asked price than it would if it liquidated the securities at the lower bid price and then purchased Fund shares with the cash proceeds. This benefit may provide the Purchaser with an incentive to go through the additional procedures associated with an exchange. On the other hand, if the Fund purchased the same type of securities with cash, it would pay the higher asked price. In either case, the Fund must value the securities for purposes of determining the NAV per share in accordance with its valuation policies. See "PRICING OF FUND SHARES" above. Thus, the Purchaser benefits by receiving a greater number of Fund shares while the existing shareholders benefit from the Fund's acquisition of securities at a lower price than it would otherwise pay. In addition, both the Purchaser and the Fund avoid incurring any brokerage transaction costs.

     To discuss arrangements for purchasing Fund shares in exchange for your securities, contact Neil M. Solomon at the Advisor toll-free at 1-877-272-1977.


     PURCHASES BY WIRE TRANSFER. You may purchase shares by making a wire transfer of federal funds to Citco-Quaker Fund Services, Inc., the Fund's servicing agent. You must include the full name in which your account is registered and the Fund account number, and should address the wire transfer as follows:

     ____________
     ABA # __________________
     For Account of The Community Reinvestment Act Qualified Investment Fund Acct. # _____________
     For further credit (Your Name)
     Acct. # (Your Acct. No.)


     Before making an initial investment by wire transfer, you must first call Neil M. Solomon at the Advisor at 1-877-272-1977 to request an account number and furnish the Fund with your taxpayer identification number. In addition, you must promptly forward a completed new account application with signature(s) of authorized officer(s) and appropriate corporate resolutions or other evidence of authority to: Neil M. Solomon, CRAFund Advisors, Inc., 1830 Main Street, Suite 204, Weston, FL 33326. The Fund will not be responsible for the consequence of delays in the wire transfer system. See "Purchase Inquiries" above.

     PURCHASES BY CHECK. You can purchase shares by sending a check to The Community Reinvestment Act Qualified Investment Fund, c/o CRAFund Advisors, Inc., 1830 Main Street, Suite 204, Weston, FL 33326, Attention: Neil M. Solomon, including the name in which the account is registered and the account number. Initial share purchases must be accompanied by a completed new account application with signature(s) of authorized officer(s) and appropriate corporate resolutions or other evidence of authority. See "Purchase Inquiries" above. Checks are accepted subject to collection. If shares are purchased by check and redeemed within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared, a period of up to fifteen days.

     You will receive a statement showing the number of shares purchased, the net asset value at which your shares were purchased, and the new balance of Fund shares owned each time you purchase shares of the Fund. The Fund does not issue share certificates. All full and fractional shares will be carried on the books of the Fund.

     All applications to purchase shares of the Fund are subject to acceptance by authorized officers of the Fund and are not binding until accepted. The Fund reserves the right to reject purchase orders.


     PURCHASE OF SHARES THROUGH A SHAREHOLDER SERVICING AGENT. Shares of the Fund may be available through certain financial institutions (each such institution is a "Shareholder Servicing Agent"). Certain features of the Fund's shares, such as the initial investment minimum, may be modified or waived by a Shareholder Servicing Agent. A Shareholder Servicing Agent may impose transaction or administrative charges or other direct fees. Therefore, you should contact the Shareholder Servicing Agent acting on your behalf concerning the fees (if any) charged in connection with a purchase or redemption of shares and should read this Prospectus in light of the terms governing your accounts with the Shareholder Servicing Agent.

     A Shareholder Servicing Agent will be responsible for promptly transmitting client or customer purchase and redemption orders to the Fund in accordance with their agreements with the Fund and with clients and customers. A Shareholder Servicing Agent or, if applicable, its designee that has entered into an agreement with the Fund or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment and the order received by the Fund no later than the Fund's pricing on the following business day. If payment is not received by such time, the Shareholder Servicing Agent could be held liable for resulting fees or losses. The Fund will be deemed to have received a purchase or redemption order when a Shareholder Servicing Agent, or if applicable, its authorized designee, accepts a purchase or redemption order in good order, provided payment and the order are received by the Fund on the following business day. Orders received by the Fund in good order will be priced at the Fund's net asset value next computed after they are accepted by the Shareholder Servicing Agent or its authorized designee.

     For further information as to how to direct a Shareholder Servicing Agent to purchase or redeem shares of the Fund on your behalf, you should contact your Shareholder Servicing Agent.

     CUSTOMER IDENTIFICATION PROGRAM. Federal regulations may require the Fund to obtain your name, principal place of business, employer identification number
(EIN) or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Applications without such information may not be accepted. To the extent permitted by applicable law, the Fund reserves the right to (i) place limits on transactions in your account until your identity is verified; or (ii) refuse an investment in the Fund or involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified.


                                REDEEMING SHARES

     You may redeem your shares in the Fund at any time and for any reason. Upon receipt by the Fund of a redemption request and any other required documents in proper form, your shares of the Fund will be redeemed at their next determined NAV.

     Redemption requests must be in writing and sent to The Community Reinvestment Act Qualified Investment Fund, c/o CRAFund Advisors, Inc., 1830 Main Street, Suite 204, Weston, FL 33326, Attention: Neil M. Solomon. To be in proper form, your redemption request must:

     o Specify the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed; and

     o Be signed by the authorized representative(s) exactly as their names appear on the account.

     The Fund will not process a redemption request unless it has received a completed new account application and other documentation described in "PURCHASING SHARES - Purchases by Wire Transfer" and "PURCHASING SHARES - Purchases by Check" above. Further documentation may be requested to evidence the authority of the person or entity making the redemption request.

     When you redeem your shares, they may be worth more or less than you paid for them, depending upon the value of the Fund's portfolio securities at the time of redemption.

     Payment for shares redeemed is made within seven days after receipt by the Fund of a request for redemption in proper form. The Fund will normally pay redemption proceeds in cash but reserves the right to deliver securities owned by the Fund instead of cash. The Fund reserves the right to suspend or postpone redemptions during any period when (a) trading on any of the major U.S. stock exchanges is restricted, as determined by the Securities and Exchange Commission ("SEC"), or when the major exchanges are closed for other than customary weekend and holiday closings, (b) the SEC has by order permitted such suspension, or (c) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. The Fund may redeem all shares held by a shareholder whose account value is less than the minimum initial investment as a result of redemptions.

                           DIVIDENDS AND DISTRIBUTIONS

     The Fund intends to declare and pay dividends from net investment income monthly. The Fund intends to make distributions of capital gains, if any, at least annually, usually in December. Dividends and distributions are reinvested in additional shares unless you indicate in the account application or otherwise in writing that you want to have dividends and distributions paid in cash.

                               INVESTMENT ADVISOR

     CRAFund Advisors, Inc. is a registered investment adviser founded in November 1998, with headquarters at 1830 Main Street, Suite 204, Weston, Florida 33326.


     The Advisor was organized to provide investment advice to the Fund. It currently does not advise other regulated investment companies.


     Barbara VanScoy serves as Portfolio Manager. She has been a Principal of the Advisor and its Director of Research since the Fund commenced operations on August 30, 1999. Ms. VanScoy has 12 years experience in fixed-income securities.


     Under the terms of an investment advisory agreement, the Advisor, subject to the supervision of the Fund's Board of Trustees, will manage the investment operations of the Fund in accordance with the Fund's investment policies. For the fiscal year ended May 31, 2003, the Advisor received a fee (after waivers) of _____% of the Fund's average daily net assets.


                                DISTRIBUTION PLAN


         The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The distribution plan allows the Fund to pay fees for the sale and distribution of its shares. Because they are paid from Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Under the distribution plan, the Fund may pay Citco-Quaker Fund Distributors, Inc., or any other person, up to 0.25% per year of the Fund's average daily net assets for activities primarily intended to result in sales of the Fund's shares.

     The Fund has entered into an agreement related to its Distribution Plan with the National Community Reinvestment Coalition ("NCRC"). John Taylor, a Trustee of the Fund, is president and chief executive officer, and Irvin M. Henderson, also a Trustee of the Fund, is a member of the NCRC Board of Directors. That agreement provides that the Fund will pay NCRC $175,000 for services from January 1, 2003 through December 31, 2004.

                              FINANCIAL HIGHLIGHTS


     The financial highlights table presented below is intended to help you understand the financial performance of the Fund for the period from its commencement of operations on August 30, 1999 through May 31, 2003. Certain information reflects the financial results for a single share in the Fund. The total return in the table represents the rate that an investor would have earned on an investment in the Fund assuming reinvestment of all dividends and distributions. The information for the fiscal year ended May 31, 2003 has been audited by _________, independent auditors. Their report, along with the Fund's financial statements, are included in the Fund's Annual Report to Shareholders and _________________ into the Statement of Additional Information (the "SAI"). The Annual Report and SAI are available free of charge upon request. The information for the fiscal years ended May 31, 2002, 2001 and the period ended May 31, 2000 was audited by, ________, the Fund's former auditors.

                         THE COMMUNITY REINVESTMENT ACT
                            QUALIFIED INVESTMENT FUND

------------------------------------------------------------------------------------------------------------------------------
                                                     FOR THE YEAR       FOR THE YEAR        FOR THE YEAR       FOR THE PERIOD
                                                        ENDED               ENDED              ENDED               ENDED
                                                     MAY 31, 2003       MAY 31, 2002        MAY 31, 2001       MAY 31, 2000*
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $____             $10.24               $9.77             $ 10.00
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS:
     Net investment income                             _____               0.53                0.58                0.36
------------------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss)
     on investments                                    _____               0.19                0.47               (0.23)
------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations               _____               0.72                1.05                0.13
------------------------------------------------------------------------------------------------------------------------------
Distributions:
------------------------------------------------------------------------------------------------------------------------------
     From net investment income                        _____              (0.53)              (0.58)              (0.36)
------------------------------------------------------------------------------------------------------------------------------
     Net Realized Gains                                _____              (0.04)                 --                  --
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISBRIBUTION                                     _____              (0.57)              (0.58)              (0.36)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $_____             $10.39              $10.24               $9.77
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          _____%              7.12%              10.96%               1.30%
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (in 000's)              $_____           $171,193             $44,116              $9,709
------------------------------------------------------------------------------------------------------------------------------
    Ratio of expenses to average net assets:
------------------------------------------------------------------------------------------------------------------------------
       Before expense reimbursement                   _____%              1.25%               2.34%               8.02%1
------------------------------------------------------------------------------------------------------------------------------
       After expense reimbursement                    _____%              1.00%               1.00%               1.00%1
------------------------------------------------------------------------------------------------------------------------------
    Ratio of net investment income to average net assets:
------------------------------------------------------------------------------------------------------------------------------
       Before expense reimbursement                   _____%              5.04%               4.84%              2.39%1
------------------------------------------------------------------------------------------------------------------------------
       After expense reimbursement                    _____%              5.29%               6.18%              6.33%1
------------------------------------------------------------------------------------------------------------------------------
    Portfolio turnover rate                           _____%            104.65%              59.32%              98.58%
------------------------------------------------------------------------------------------------------------------------------


*    The investment portfolio commenced operations on August 30, 1999.
1    Annualized.

                         WHERE TO FIND MORE INFORMATION

     You will find more information about the Fund in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

     The Fund's annual and semi-annual reports contain more information about the Fund and a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     The SAI contains detailed information about the Fund and its policies. By law, it is incorporated by reference into (considered to be part of) this prospectus.

     You can get a free copy of these documents, request other information about the Fund and make shareholder inquiries by calling Neil M. Solomon at the Fund toll-free at 1-877-272-1977 or writing to:

          The Community Reinvestment Act Qualified Investment Fund c/o CRAFund Advisors, Inc.
          1830 Main Street, Suite 204
          Weston, FL 33326
          Attention: Neil M. Solomon

or on the Internet at www.CRAFUND.com

     You can write to the Securities and Exchange Commission ("SEC") Public Reference Section and ask them to mail you information about the Fund, including the SAI. The SEC will charge you a duplicating fee for this service. You can also visit the Public Reference Room to review and copy the documents. For information about the operation of the Public Reference Room, call the SEC.

          Public Reference Section of the SEC
          Washington, DC  20549-0102
          202-942-8090

     Reports and other information about the Fund are also available on the SEC's Edgar database at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov

The Fund's Investment Company Act File No. is 811-09221.

            THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                 OCTOBER 1, 2003

     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT RELATES TO AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND, DATED OCTOBER 1, 2003. YOU MAY OBTAIN A COPY OF THE PROSPECTUS AND ANNUAL REPORT TO SHAREHOLDERS DATED MAY 31, 2003 (THE "ANNUAL REPORT"), FREE OF CHARGE, BY WRITING TO THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND, C/O CRA FUND ADVISORS, INC., 1830 MAIN STREET, SUITE 204, WESTON, FL 33326, ATTENTION: NEIL M. SOLOMON, BY TOLL-FREE PHONE REQUEST AT 1-877-272-1977, OR ON THE INTERNET AT WWW.CRAFUND.COM.

     THE AUDITED FINANCIAL STATEMENTS AND RELATED REPORT OF __________ CONTAINED IN THE ANNUAL REPORT ARE _________________ IN THE SECTION "FINANCIAL STATEMENTS." NO OTHER PORTION OF THE ANNUAL REPORT IS _________________________.

                                TABLE OF CONTENTS

                                                                            PAGE

DEFINED TERMS..................................................................1

THE FUND AND ITS SHARES........................................................1

INVESTMENT POLICIES AND RESTRICTIONS...........................................3

         Investment Quality....................................................3

         U.S. Government Agency Securities.....................................3

         Zero Coupon Bonds.....................................................3

         Repurchase Agreements and Reverse Repurchase Agreements...............3

         Taxable Municipal Bonds...............................................4

         Other Securities......................................................5

         Securities Lending....................................................5

         Liquidity.............................................................5

         Illiquid Securities...................................................5

         Investment Restrictions...............................................6

INVESTMENT ADVISOR.............................................................7


PROXY VOTING POLICIES..........................................................9


TRUSTEES AND OFFICERS..........................................................9

PERFORMANCE INFORMATION.......................................................14

NET ASSET VALUE...............................................................15

TAX INFORMATION...............................................................16

PORTFOLIO TRANSACTIONS........................................................16

DISTRIBUTOR...................................................................17

DISTRIBUTION PLAN.............................................................18

CUSTODIAN.....................................................................19

SERVICING AGENT...............................................................19

CODE OF ETHICS................................................................20

COUNSEL.......................................................................20

INDEPENDENT AUDITORS..........................................................20

FINANCIAL STATEMENTS..........................................................20

MISCELLANEOUS.................................................................20

DEFINED TERMS
-------------

In this Statement of Additional Information, the terms listed below have the following meanings:

ADVISOR - CRAFund Advisors, Inc., investment adviser to the Fund.

CRA - The Community Reinvestment Act of 1977, as amended.

FUND - The Community Reinvestment Act Qualified Investment Fund.

1940 ACT - The Investment Company Act of 1940, as amended.

PROSPECTUS - The prospectus for the Fund as described on the front cover page of this Statement of Additional Information.

THE FUND AND ITS SHARES

The Fund was organized on January 15, 1999, as a business trust under the laws of the State of Delaware. The Fund is registered as an open-end, management investment company under the 1940 Act.

The Fund offers a single class of shares of beneficial interest. Shares when issued will be fully paid and nonassessable. All shares represent an equal proportionate interest in the assets belonging to the Fund (subject to the Fund's liabilities). Shareholders have no preemptive or other similar rights to subscribe to any additional shares of the Fund or other securities issued by the Fund or the Fund's Trustees.

Shareholders have the power to vote only: (a) for the election of one or more Trustees in order to comply with the provisions of the 1940 Act; (b) with respect to any contract required by the 1940 Act to be approved by shareholders;
(c) with respect to termination of the Fund to the extent required by applicable law; (d) with respect to any plan adopted pursuant to Rule 12b-1 under the 1940 Act, and related matters, to the extent required by the 1940 Act; and (e) with respect to such additional matters relating to the Fund as may be required by the Fund's Agreement and Declaration of Trust, the Fund's by-laws or as the Trustees may consider necessary or desirable. Each whole share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. There is no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. The Agreement and Declaration of Trust permits the termination of the Trust or any series or class of the Trust by the Trustees without Shareholder approval.

The Agreement and Declaration of Trust provides that the Trustees and officers, when acting in their capacity as such, will not be personally liable to any person other than the Fund or a beneficial owner for any act, omission or obligation of the Fund, or any Trustee or any officer of the Fund. Neither a Trustee nor an officer of the Fund shall be liable for any act or omission in his capacity as Trustee or as an officer of the Fund, or for any act or omission of any other officer or employee of the Fund or of any other person or party, provided that the Agreement and

Declaration of Trust does not protect any Trustee or officer against any liability to the Fund or to shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or the duties of such officer.

All dividends and other distributions will be distributed pro rata to the Fund's shareholders in proportion to the number of shares they held on the record date established for payment of the dividend or other distribution. In the event of a liquidation of the Fund, shareholders will be entitled to distribution of Fund assets remaining after the payment of all Fund liabilities. Such assets will be distributed to shareholders in proportion to the number of shares held by them.

The Fund reserves the right to pay redemption proceeds wholly or partly in securities or other assets. The Fund may postpone the payment of redemption proceeds and may suspend the right of redemption during any period or at any time when and to the extent permissible under the 1940 Act. The Fund may redeem shares involuntarily if the Trustees determine that failure to do so may have materially adverse consequences to shareholders. In the event of an involuntary redemption, shareholders would have no further rights other than to receive the redemption price. In addition, the Fund may redeem some or all shares held by:

     (1) a shareholder whose account value is less than the minimum required investment amount as a result of redemptions;

     (2) all shareholders of the Fund if the value of all shares is less than the minimum amount established by the Board of Trustees; or

     (3) any shareholder to reimburse the Fund for any loss or expense it has sustained or incurred resulting from:

          (a)  the  shareholder's   failure  to  make  full  payment  for  share
     purchases;

          (b) any defective redemption request;

          (c) indebtedness incurred in connection with facilitating (i) requests pending receipt of collected funds from investments sold on the date of the shareholder's redemption request, (ii) redemption requests when the shareholder has also notified the Fund of its intention to deposit funds in its account on the date of the redemption request, or (iii) the purchase of investments pending receipt of collected funds when the shareholder has notified the Fund of its intention to deposit funds in its accounts on the date of the purchase of the investments; or

          (d) a transaction effected for the benefit of the shareholder.

INVESTMENT POLICIES AND RESTRICTIONS

The  following  investment  information   supplements  that  set  forth  in  the
Prospectus, which describes the Fund's principal investment strategies and the types of securities in which the Fund primarily invests.

INVESTMENT QUALITY. The Fund invests primarily in securities rated in the highest rating category assigned by a nationally recognized statistical rating organization ("Rating Agency"), e.g., AAA by Standard & Poor's Ratings Group and/or Aaa by Moody's Investor Services, Inc. or which are deemed by the Advisor to be of comparable quality to securities so rated. The Fund may also invest up to 25% of its net assets in other "investment grade" securities that are rated in the second or third highest rating category assigned by a Rating Agency or which are deemed by the Advisor to be of comparable quality to securities so rated. See Appendix A for more information on the ratings of Rating Agencies.


U.S. GOVERNMENT AGENCY SECURITIES. The Fund invests a significant amount in securities issued by the Government National Mortgage Association ("Ginnie Mae"), Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac"). Ginnie Mae obligations are guaranteed by Ginnie Mae and are backed by the full faith and credit of the U.S. Treasury. Fannie Mae obligations are guaranteed by Fannie Mae and are supported by Fannie Mae's ability to borrow directly from the U.S. Treasury. Freddie Mac obligations are guaranteed by Freddie Mac and are supported by Freddie Mac's ability to borrow directly from the U.S. Treasury. Other U.S. government securities in which the Fund may purchase include, but are not limited to, Federal Housing Administration ("FHA") project loans. FHA project loans are mortgage loans insured by the FHA.


ZERO COUPON BONDS. The Fund may invest in zero coupon bonds. Zero coupon bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. Unless a repurchase agreement has a remaining maturity of seven days or less or may be terminated on demand upon notice of seven days or less, the repurchase agreement will be considered illiquid and will be subject to the Fund's 15% limit on investments in illiquid securities as stated below. Repurchase agreements are considered to be loans under the 1940 Act.

Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement. Whenever the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as cash or liquid portfolio securities until the repurchase date that are equal in value to the repurchase price (including accrued interest). The Fund will monitor the account to ensure such equivalent value is maintained. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

TAXABLE MUNICIPAL BONDS. The Fund may invest a significant amount in taxable municipal bonds that are designed primarily to finance community development. The two principal classifications of taxable municipal bonds which may be held by the Fund are "general obligation" bonds and "revenue" bonds. General obligation bonds are generally secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are generally payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund may also invest in "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

There are, of course, variations in the quality of taxable municipal bonds, both within a particular category and between categories, and the yields on taxable municipal bonds depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the taxable municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a Rating Agency represent its opinion as to the quality of taxable municipal bonds. It should be emphasized that these ratings are general and are not absolute standards of quality. Taxable municipal bonds with the same maturity, interest rate and rating may have different yields. Taxable municipal bonds of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of taxable municipal bonds may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund.

The payment of principal and interest on most taxable municipal bonds purchased by the Fund will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multistate agency of which a state is a member is a separate "issuer" as that term is used in this Statement of Additional Information. An issuer's obligations under its taxable municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its taxable municipal securities may be materially adversely affected by litigation or other conditions.

INVESTMENT COMPANY SECURITIES. The Fund may invest in securities issued by other investment companies. Investments in other investment companies will cause the Fund (and, indirectly, the

Fund's shareholders) to bear proportionately the costs incurred in connection with the investment companies' operations. Securities of other investment companies will be acquired by the Fund within the limits prescribed by the 1940 Act. The Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

OTHER SECURITIES. As the universe of CRA-qualified securities expands, the Fund may purchase qualified securities that the Advisor believes are consistent with the achievement of the Fund's investment objective. The Fund and its shareholders will bear the risks associated with investments in any such securities. The Advisor will invest only in securities that meet the credit standards set forth in the Prospectus and this Statement of Additional Information and that the Advisor believes will not be inconsistent with the Fund's objective of providing financial institutions with investment test credit under the CRA.

SECURITIES LENDING. The Fund may lend its portfolio securities to financial institutions such as banks and broker/dealers in accordance with the investment limitations described below. Such loans involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral, should the borrower of the securities fail financially. Any portfolio securities purchased with cash collateral will be subject to possible depreciation in value. The Fund will continue to accrue interest on the securities loaned and will also earn income on the loans. Any cash collateral received by the Fund will be invested in high quality, short-term money market instruments. Loans will generally be short term, will be made only to borrowers that the Advisor deems to be of good standing and only when, in the Advisor's judgment, the income to be earned from the loan justifies the attendant risk.

LIQUIDITY. To maintain liquidity, the Fund may hold a portion of its net assets in repurchase agreements or other short-term instruments and/or cash. Under normal conditions, the Fund will hold no more than 10% of its net assets in such instruments.

ILLIQUID SECURITIES. The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, restricted securities, non-negotiable time deposits and other securities which are not readily marketable.

Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Fund's investment in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of the 15% limitation on purchases of illiquid securities described above, Rule 144A securities will not be considered to be illiquid if the

Advisor has determined, in accordance with guidelines established by the Fund's Board of Trustees, that an adequate trading market exists for such securities.

INVESTMENT RESTRICTIONS. The following investment restrictions are fundamental policies of the Fund and may be changed only with the approval of a "majority of the outstanding voting securities" of the Fund as defined in the 1940 Act (see "Miscellaneous" below):

The Fund will not:

     1. Make loans, except that the Fund (i) may purchase or hold debt instruments in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to portfolio securities, and (ii) may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Fund's permitted investments, where the value of the collateral is equal at all times to at least 100% of the value of the securities loaned.

     2. Borrow money or issue senior securities, except that the Fund may borrow from domestic banks for temporary purposes and may engage in reverse repurchase transactions to the extent permitted by the 1940 Act; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or, subject to any limitations imposed by the 1940 Act. The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

     3. Act as an underwriter within the meaning of the Securities Act of 1933; except insofar as the Fund might be deemed to be an underwriter upon disposition of restricted portfolio securities; and except to the extent that the purchase of securities directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

     4. Purchase or sell real estate; except that the Fund may purchase securities that are secured by real estate and may purchase securities of issuers which deal in real estate or interests therein; however, the Fund will not purchase or sell interests in real estate limited partnerships.

     5. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, although this limitation does not apply to mortgage-backed securities; provided, however, that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state, territory or possession of the U.S. Government, the District of

          Columbia or any of their authorities,  agencies,  or instrumentalities
          (including   U.S.   Government-sponsored   enterprises)  or  political
          subdivisions, including municipal bonds.

     6. Purchase or sell commodities or commodity contracts, or invest in futures contracts or options related thereto.

The Fund has also adopted the following restrictions which may be changed by the Board of Trustees without shareholder approval:

The Fund may not:

     7. Invest in companies for the purpose of exercising management or control.

     8.   Purchase foreign securities.

     9. Invest in or sell put options, call options, straddles, spreads, or any combination thereof.

     10. Purchase securities on margin (except such short-term credits as may be necessary for the clearance of purchases), make short sales of securities, or maintain a short position.

     11. Purchase securities of other investment companies except in connection with a merger, consolidation, reorganization, or acquisition of assets, or as is permitted by the 1940 Act.

If a  percentage  limitation  is satisfied  at the time of  investment,  a later increase in such percentage resulting from a change in the value of the Fund's portfolio securities generally will not constitute a violation of the limitation. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

INVESTMENT ADVISOR

The Advisor, located at 1830 Main Street, Suite 204, Weston, FL 33326, was organized under the laws of the State of Delaware as an investment advisory corporation in 1998. The Advisor is also registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended.

Neil M. Solomon, President and Treasurer of the Fund and President, Treasurer and Secretary of the Advisor, is an affiliated person of both the Fund and the Advisor.

The Advisor provides investment advisory services to the Fund pursuant to an investment advisory agreement with the Fund (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor provides a continuous investment program for the Fund, including investment research and management with respect to all securities and investments and cash equivalents in the Fund. The Advisor determines what securities and other investments will be purchased, retained or sold by the Fund and implements such determinations through the placement of orders for the execution of portfolio transactions with or through brokers or dealers as the Advisor may select.


For the services provided and expenses assumed under the Advisory Agreement, the Advisor is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 0.50% of the Fund's average daily net assets. For the fiscal year ended May 31, 2001, the Advisor was paid $0 in advisory fees. For the same period, the Advisor waived $104,308 in advisory fees. For the fiscal year ended May 31, 2002, the Advisor was paid $197,336 (net of waivers) in advisory fees. For the same period, the Advisor waived $192,521 in advisory fees. For the fiscal year ended May 31, 2003, the Advisor was paid $__________ (net of waivers) in advisory fees. For the same period, the Advisor waived $__________ in advisory fees.


The Advisor has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.00% for the period commencing on the date of this statement of additional information and ending May 31, 2004. The Advisor has contractually agreed not to recoup amounts previously waived or reimbursed to the extent that actual fees and expenses are less than the annual rate of 1.00% of the Fund's average daily net assets.

The Advisory Agreement provides that the Advisor shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Advisory Agreement, except by reason of the Advisor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement.

The Advisory Agreement will continue in effect from year to year as long as such continuance is approved at least annually (i) by the vote of a majority of Trustees who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval; and (ii) by the Board of Trustees, or by a vote of the majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).


At a meeting held on April 28, 2003, the Board of Trustees of the Trust, including the trustees who are not "interested persons" (as defined in the 1940
Act), approved the continuation of the Trust's investment advisory agreement with the Advisor with respect to the Fund, for an additional one-year period. In connection with such approvals, the trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of the Advisor's services provided to the Fund and the Advisor's experience and qualifications. The trustees considered, in particular, the Fund's fee structure, including the Fund's operating expense ratio and the Advisor's fee waivers and expense reimbursements for the Fund. The trustees also considered the personnel and resources of the Advisor, the overall nature and quality of the Advisor's services, the Advisor's business plan, financial information about the Advisor, comparative information about the Fund's performance and expenses and the specific provisions of the Investment Advisory Agreement.

After discussion, the Board of Trustees concluded that the Advisor had the capabilities, resources and personnel necessary to manage the Trust. The Board of Trustees also concluded that based on the services that the Advisor would provide to the Trust under the investment advisory agreement and the expenses incurred by the Advisor in the performance of such services, the compensation to be paid to the Advisor was fair and equitable with respect to the Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded unanimously that it was in the best interests of the Fund to continue the investment advisory agreement with the Advisor for an additional one-year period.


PROXY VOTING POLICIES

The Board of Trustees has delegated the responsibility for voting proxies to the Advisor. The Advisor's Proxy Voting Policies and Procedures (the "Policies") require that the Advisor vote proxies received in a manner consistent with the best interests of the Trust's portfolio and its shareholders. The Advisor maintains records with respect to proxy voting as is required by applicable law.

The Advisor may be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. If the Advisor determines that there is any possibility that the vote may involve a material conflict of interest, the Proxy Administrator shall consult with the President of the Board of the Advisor who may then, among of things, (i) hire an independent third party (or request a disinterested trustee of the Trust when voting securities held by the Trust) to make the voting recommendation to the Advisor or (ii) suggest that the client engage another party to determine how the proxies should be voted. In all such cases, the Advisor will take steps designed to ensure that the decision to vote the proxies was based on the client's best interest and was not a product of the conflict.

The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses.

The Fund will be required to file new Form N-PX, with the Fund's complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first filing of Form N-PX is due no later than August 31, 2004. Once filed, Form N-PX for each Fund will be available without charge, upon request, by calling toll-free ___________________ and on the SEC's website at www.sec.gov.

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees in accordance with the laws of the State of Delaware and the Trust's Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Trustees."

                                                                                                  Number of
                                                                                                Portfolios in            Other
                                 Position(s)        Served in                                   Fund Complex         Directorships
                                  Held with         Position        Principal Occupation(s)       Overseen              Held by
Name, Address and Age1            the Trust          Since2          During Past 5 Years         by Trustee3            Trustee4
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------
John E. Taylor5                 Chairman of the      6/1/99     President and Chief Executive          1
Age 53                          Board and                       Officer, National Community
                                Trustee                         Reinvestment Coalition,
                                                                January 1992 to present.


D. Keith Cobb                       Trustee          6/1/99     Retired Private Investor;              1             Director,
Age 62                                                          Vice Chairman and Chief                              BankAtlantic
                                                                Executive Officer, Alamo Rent                        Bancorp, Inc.;
                                                                A Car, Inc. (auto rentals),                          Director,
                                                                1995-1997.                                           Chateau
                                                                                                                     Communities,
                                                                                                                     Inc.


Burton Emmer                        Trustee          6/1/99     Assistant to Chief Executive           1
Age 66                                                          Officer, CHS Electronics,
                                                                Inc., October 1998 to
                                                                December 2000; Partner, Grant
                                                                Thornton LLP (certified
                                                                public accountants), August
                                                                1979 to August 1998.

                                      -10-

                                                                                                  Number of
                                                                                                Portfolios in            Other
                                 Position(s)        Served in                                   Fund Complex         Directorships
                                  Held with         Position        Principal Occupation(s)       Overseen              Held by
Name, Address and Age1            the Trust          Since2          During Past 5 Years         by Trustee3            Trustee4
------------------------------------------------------------------------------------------------------------------------------------


Heinz Riehl                         Trustee          6/1/99     President, Riehl World                 1
Age 67                                                          Training & Consulting, Inc.
                                                                (bank consulting), 1996 to
                                                                present; Faculty Member, New
                                                                York University, 1982 to
                                                                present.

Irvin M. Henderson5                 Trustee         6/26/00     President and CEO, Henderson           1
Age 47                                                          & Company, 1993 to present.

Robert O. Lehrman                   Trustee         9/29/00     Self-employed attorney and             1
Age 68                                                          business consultant from
                                                                January 1997 to present.


                                      -11-

                                                                                                  Number of
                                                                                                Portfolios in            Other
                                 Position(s)        Served in                                   Fund Complex         Directorships
                                  Held with         Position        Principal Occupation(s)       Overseen              Held by
Name, Address and Age1            the Trust          Since2          During Past 5 Years         by Trustee3            Trustee4
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------

Neil M. Solomon                   President and      6/1/99     President and Chief Executive         N/A                  N/A
c/o CRAFund Advisors, Inc.          Treasurer                   Officer, CRAFund Advisors,
1830 Main Street                                                Inc. since Arpil 2003; Vice
Suite 204                                                       President, Secretary and
Weston, FL 33326                                                Treasurer, the Advisor since
Age 33                                                          November 1998; Vice President
                                                                and Chief Financial Officer,
                                                                SunCoast Capital Group, Ltd.
                                                                (broker-dealer) from July
                                                                1996 until December 2000;
                                                                Controller, Costa Cruise
                                                                Lines, May 1994 to July 1996;
                                                                Associate - Audit, Coopers &
                                                                Lybrand, May 1992 to May 1994.


Michael P. Malloy                   Secretary        6/1/99     Partner, Drinker Biddle &             N/A                  N/A
Drinker Biddle & Reath LLP                                      Reath LLP (law firm) since
One Logan Square                                                1993.
18th and Cherry Sts.
Philadelphia, PA 19103
Age 44

_________________
1 Each Trustee may be contacted by writing to the Trustee, c/o CRAFund Advisors,
  Inc., 1830 Main Street, Suite 204, Weston, Florida 33326.
2 Each Trustee holds office until he resigns, is removed or dies. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.
3 The Fund Complex consists of the Trust. The Trust has one portfolio, the Fund. 4 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
5 The Fund entered into an agreement related to its Distribution Plan with the National Community Reinvestment Coalition ("NCRC"). John Taylor is President and Chief Executive Officer, and Irvin M. Henderson is a member of the Board of Directors of NCRC.


Each disinterested Trustee currently receives an annual fee of $12,000. Effective June 1, 2003, each trustee will receive a $10,000 retainer; $2,000 for each in-person board meeting attended; $1,000 for each telephone Board meeting in which the trustee participates; $500 for each in-person committee meeting attended; and $250 for each telephone committee meeting in which the trustee participates. For the fiscal year ended May 31, 2003, the Trustees and Officers received aggregate fees of $______. Drinker Biddle & Reath LLP, of which Mr. Malloy is a partner, receives legal fees as counsel to the Fund. Neil M.
Solomon, an employee of the Advisor, does not receive compensation from the Trust for acting as President and Treasurer of the Trust. As of July 15, 2003, the Trustees and Officers of the Fund, as a group, owned less than 1% of the outstanding shares of the Fund.

The table below sets forth the compensation that the disinterested Trustees of the Fund received for the fiscal year ended May 31, 2003. Trustees who are interested persons receive no compensation.

                                                  Pension or
                              Aggregate       Retirement Benefits    Estimated Annual
    Name of                 Compensation      Accrued as part of      Benefits Upon     Total Compensation
Person/Position             from the Fund        Fund Expenses          Retirement       Paid to Trustees
---------------             -------------        -------------          ----------       ----------------
D. Keith Cobb                  $______                $0                    $0                $______
Trustee

Burton Emmer                   $______                $0                    $0                $______
Trustee

Heinz Riehl                    $______                $0                    $0                $______
Trustee

John E. Taylor                 $______                $0                    $0                $______
Trustee

Irvin M. Henderson             $______                $0                    $0                $______
Trustee

Robert Orrin Lehrman           $______                $0                    $0                $______
Trustee


TRUSTEE OWNERSHIP OF FUND SHARES


As of December 31, 2002, none of the Independent Trustees or Interested Trustees owned any shares of the Fund. The minumum investment for Fund shares is $250,000.


STANDING BOARD COMMITTEES


The Board of Trustees has established four committees, i.e., Audit, Valuation, Governance and CRA Compliance. Prior to July 1, 2003, the Fund had five committees; Audit, Nominating, Valuation, Governance/Compensation and CRA Compliance.

The Audit Committee annually considers the engagement and compensation of the Trust's independent auditors, oversees the audit process and reviews with the auditors the scope and results of the audit of the Trust's financial statements. Mr. Emmer is the Chairman of the Audit Committee and Messrs. Cobb and Lehrman are members of the Committee. The Audit Committee met six times during the fiscal year ended May 31, 2003.

As of July 1, 2003, the Governance Committee is responsible for (1) the selection and nomination of candidates to serve as trustees, committee members, chairs and officers of the Fund; (2) reviewing and recommending the level of compensation for the independent trustees; and (3) oversight of all other Trust governance issues. Mr. Cobb is Chairman of the Governance Committee and Messrs. Lehrman, Henderson and Taylor are members of the Committee. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee in care of the Trust's Secretary.

Prior to July 1, 2003, the Trust had a separate Nominating and Governance/ Compensation Committees. There were no formal meetings of the Nominating Committee during the fiscal year ended May 31, 2003. The Governance/Compensation Committee met several times (via phone) during the fiscal year ended May 31, 2003.

The Valuation Committee is responsible for the review of pricing and valuation issues. Mr. Riehl is the Chairman of the Valuation Committee and Mr. Emmer is a member of the Committee. There were no formal meetings of the Valuation Committee during the fiscal year ended May 31, 2003.

The CRA Compliance Committee is responsible for the review of the Trust's CRA compliance issues. Mr. Henderson is Chairman of the CRA Compliance Committee and Messrs. Taylor and Riehl are members of the Committee. There were no formal meetings of the CRA Compliance Committee during the fiscal year ended May 31, 2003.

PERFORMANCE INFORMATION

From time to time the Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return for the period.

Average Annual Total Return is computed as follows:  T=[ERV/P)-1]^(1/n)

Where:    T = average annual total return
          P = a hypothetical initial investment of $1000 n = number of years
          ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of the applicable period

The formula for calculating Aggregate Total Return is as follows:

                     Aggregate Total Return = [(ERV/P) - 1]


Based on the foregoing calculations, the Fund's Average Annual Total Return for the one year period ended May 31, 2003 was _____%. The Fund's Aggregate total Return from the date of initial public offering (August 30, 1999) through May 31, 2003 was ______%


The Fund may also advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

Yield = 2[(a-b/cd + 1)^6 - 1]

Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
          d = the maximum offering price per share on the last day of the period


Based on the foregoing calculations, the Fund's 30-day yield for the 30-day period ended May 31, 2003 was ______%.


The Fund imposes no sales charges. Income taxes are not taken into account. The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In reports or other communications to investors or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with (1) that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar investment services that monitor the performance of mutual funds or as set forth in the publications listed below, (2) one or more benchmark indices, or (3) other appropriate indices of investment securities or with data developed by the Advisor derived from such indices. Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as Business Week, Fortune,
Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, or other national, regional or local publications.

In reports or other communications to investors or in advertising, the Fund may also describe the general biography or work experience of the portfolio manager(s) of the Fund and may include quotations attributable to the portfolio manager(s) describing approaches taken in managing the Fund's investments, research methodology, underlying stock selection or the Fund's investment objective. The Fund may also discuss the continuum of risk and return relating to different investments. In addition, the Fund may from time to time compare its expense ratios to those of investment companies with similar objective and policies, as advertised by Lipper Analytical Services, Inc. or similar investment services that monitor mutual funds.

NET ASSET VALUE

The net asset value per share of the Fund is calculated by dividing the total value of the fund's assets after subtracting liabilities by the number of shares outstanding. The Fund's portfolio securities are valued at market value based on dealer bid quotations. Securities for which quotations are not available and any other assets are valued at fair value as determined in good faith by the Advisor, subject to the review and supervision of the Fund's Board of Trustees.

TAX INFORMATION

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute its income to shareholders each year, so that the Fund itself generally will be relieved of federal income and excise taxes. If the Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if the Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.


The Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Fund that he or she is not subject to back-up withholding when required to do so or that he or she is an "exempt recipient." For 2003-2004, the withholding rate is 30%.


PORTFOLIO TRANSACTIONS

Debt securities are generally traded in the over-the-counter market. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price (mark-up). In some instances, the Advisor feels that better prices are available from non-principal market makers that are paid commissions directly.

Decisions to buy and sell securities for the Fund are made by the Advisor subject to overall review by the Fund's Board of Trustees. The Advisor places orders pursuant to its investment determinations for the Fund either directly with the issuer or with a broker or dealer. In executing portfolio transactions and selecting brokers or dealers, the Advisor uses its best efforts to seek on behalf of the Fund the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor considers all factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. When the Fund purchases or sells securities through brokers on an agency basis, in evaluating the best overall terms available, and in selecting the broker to execute a particular transaction, the Advisor may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or other accounts over which the Advisor or an affiliate of the Advisor exercises investment discretion. The Advisor is authorized to pay to a broker who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker would have charged for effecting that transaction if, but only if, the Advisor determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of that particular transaction or in terms of the overall responsibilities of the Advisor to the Fund.

In addition, the Advisor is authorized to take into account the sale of shares of the Fund in allocating to brokers or dealers purchase and sale orders for the Fund's portfolio securities, provided that the Advisor believes that the quality of the transaction and the commission are comparable to what they would be with other qualified firms. The Advisor will make investment decisions for the Fund independently from those of other clients of the Advisor. However, the same security may be held in the portfolio of the Fund and one or more other clients when the same security is believed suited for the investment objectives of the Fund and such other client(s). Should two or more clients of the Advisor simultaneously be engaged in the purchase or sale of the same security, to the extent possible, the transactions will be allocated as to price and amount in a manner fair and equitable to each client and the Fund.


The Advisor may execute portfolio transactions through Citco-Quaker Fund Distributors, Inc. ("CQFD") which is the Fund's distributor. Such transactions will be subject to the requirements of applicable law and will be reviewed by the Fund's Board of Trustees. CQFD may not engage in portfolio transactions with the Fund when it acts as principal.


DISTRIBUTOR


CQFD, located at 61288 Valley Forge Road, P.O. Box 987, Suite 88, Valley Forge, PA 19482, serves as principal underwriter for the Fund's shares.

Shares of the Fund are sold on a continuous basis. The distribution agreement between the Fund and CQFD requires CQFD to use all reasonable efforts in connection with the distribution of the Fund's shares. However, CQFD has no obligation to sell any specific number of shares and will only sell shares for orders it receives.


DISTRIBUTION PLAN


The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan authorizes the Fund to pay CQFD or another person annual fees of up to .25% of the average daily net assets of the Fund in consideration for distribution and other services and the assumption of related expenses. Amounts paid to CQFD may be used to cover expenses that are related to
(a) distribution of the Fund's shares, (b) ongoing servicing and/or maintenance of the accounts of the Fund's shareholders, (c) payments to institutions for selling the Fund's shares, and (d) sub-transfer agency, sub-accounting, administrative or similar services related to the Fund's shares. The Fund may pay CQFD the full fee provided for by the Distribution Plan even if CQFD's costs for providing its services are less than the full amount.


The Distribution Plan has been approved by the Board of Trustees of the Fund, including a majority of the Trustees who are not interested persons of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related thereto (the "Disinterested Trustees"). In approving the Distribution Plan, the Trustees considered various factors and determined that there is a reasonable likelihood that the Distribution Plan would benefit the Fund and its shareholders. The Distribution Plan may be terminated by a vote of a majority of the Disinterested Trustees. The Trustees review quarterly a written report of the amounts expended pursuant to the Distribution Plan and the purposes for which such expenditures were made. The Distribution Plan may be amended by a vote of the Trustees, provided that any material amendments also require the vote of a majority of the Disinterested Trustees. Any amendment to materially increase the costs that the Fund's shares bear under the Distribution Plan requires approval by a majority of the outstanding voting shares (as defined in the 1940 Act). For so long as the Distribution Plan is in effect, selection and nomination of Disinterested Trustees will be committed to the discretion of the Disinterested Trustees. Any agreement related to the Distribution Plan may be terminated at any time without the payment of any penalty by a vote of a majority of the Disinterested Trustees. The Distribution Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved by a majority of the Board of Trustees, including a majority of the Disinterested Trustees.

The Fund entered into agreements related to its Distribution Plan with the National Community Reinvestment Coalition ("NCRC") of which John Taylor, a Trustee of the Fund, is president and chief executive officer, and Irvin M. Henderson, also a Trustee of the Fund, is a member of the NCRC Board of Directors. NCRC was paid $87,500 pursuant to an agreement dated November 3, 2000, which terminated December 31, 2002. The current agreement dated January 1, 2003 provides that the Fund will pay NCRC $175,000 for services from January 1, 2003 through December 31, 2004.


Prior to ____________, 2003, InCap Securities, formerly known as Declaration Distributors, Inc., served as the Fund's distributor. For the fiscal year ended May 31, 2001, the Fund incurred $52,154 for distribution expenses, all of which was paid to third parties. For the fiscal year ended May 31, 2002, the Fund incurred $194,928 for distribution expenses, all of which was paid to third parties. For the fiscal year ended May 31, 2003, the Fund incurred $_________ for distribution expenses, [all of which was paid to third parties]. InCap Securities received ______ for the fiscal year ended May 31, 2003. CQFD is entitled to an annual fee of $12,000.


CUSTODIAN

Wachovia Bank (the "Custodian"), with offices at 123 South Broad Street, Philadelphia, PA 19109, acts as custodian for the Fund. As such, the Custodian holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Fund. The Custodian does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders.

SERVICING AGENT


Citco-Quaker Fund Services, Inc. ("CQFS"), with principal business offices at 1288 Valley Forge Road, P.O. Box 987, Suite 88, Valley Forge, PA 19482., provides accounting, administrative, transfer agency, dividend disbursing agency, and shareholder servicing agency services for the Fund pursuant to an mutual fund services agreement (the "Services Agreement"). Under the Services Agreement, CQFS is responsible for a wide variety of functions, including but not limited to:


o    Fund accounting services
o    Financial statement preparation
o    Valuation of the Fund's portfolio securities
o    Pricing the Fund's shares
o    Assistance in preparing tax returns
o    Preparation and filing of required regulatory reports
o    Communications with shareholders
o    Coordination of Board and shareholder meetings
o    Monitoring the Fund's legal compliance
o    Maintaining shareholder account records


Under the Services Agreement, the Fund pays CQFS for Fund accounting and administration services at the annual rate of 0.075% of the first $250 million of average annual assets, plus 0.05% of average annual assets in excess of $250 million.

InCap Service Company ("ISC") served as the Fund's Administrator for the period from December 5, 2001 through ________, 2003. For the period from August 30, 1999 (commencement of operations) until December 4, 2001, Declaration Service Company ("DSC") served as the Fund's administrator. For the fiscal year ended May 31, 2001, the Fund paid DSC $59,834. For the fiscal year ended May 31, 2002, the Fund paid DSC $30,291 and ISC $40,780. For the fiscal year ended May 31, 2003, the Fund paid ISC $___________.


CODE OF ETHICS

The Fund and Advisor have adopted codes of ethics under Rule 17j-1 of the 1940 Act that permit investment personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts. The Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission's Public Reference Room in Washington, D.C.

COUNSEL

Drinker Biddle & Reath LLP (of which Michael P. Malloy, Secretary of the Fund, is a partner), One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996, is counsel to the Fund and will pass upon certain legal matters on its behalf.

INDEPENDENT AUDITORS


___________________, with offices at _______________________________-, serves as the Fund's independent auditors. _____________________ will perform an annual audit of the Fund's financial statements. Reports of its activities will be provided to the Fund's Board of Trustees.


FINANCIAL STATEMENTS


The Fund's Annual Report to Shareholders for the fiscal period ended May 31, 2003 has been filed with the Securities and Exchange Commission. The financial statements in such Annual Report (the "Financial Statements") are
______________________ into this Statement of Additional Information. The Financial Statements for the fiscal year ended May 31, 2003 included in such Annual Report have been audited by ___________, independent auditors, whose report thereon also appears in such Annual Report and is ____________________ by reference. The Financial Statements in such Annual Report have been ________________________ in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The Financial Statements for the fiscal years ended May 31, 2002, 2001 and the period ended May 31, 2000 were audited by __________, the Fund's former auditors.


MISCELLANEOUS

As used in this Statement of Additional Information and in the Fund's Prospectus, a majority of the outstanding shares of the Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the lesser of (1) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund.


As of July 15, 2003 the following institutions owned of record 5% or more of the Fund's outstanding shares:

     Name and Address     Amount of Shares Owned    Percentage of Fund Owned
     ----------------     ----------------------    ------------------------

Hudson United Bank               3,470,855                    11.81%
Attn:  William A. Houlihan
1000 MacArthur Blvd.
Mahwah, NJ  07430

Capital One F.S.B.               1,957,153                     6.66%
Attn:  Stephen Linehan
8000 Jones Branch Drive
McLean, VA  22102

Capital One Bank                 1,478,879                     5.03%
Attn:  Stephen Linehan
8000 Jones Branch Drive
McLean, VA  22102

                                   APPENDIX A
                                   ----------

                        DESCRIPTION OF SECURITIES RATINGS


SHORT-TERM CREDIT RATINGS
-------------------------

     A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

     "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

     "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

     Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:

     "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     "Not Prime" - Issuers do not fall within any of the Prime rating categories.

     Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

     "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

     "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

     "D" - Securities are in actual or imminent payment default.


     The following summarizes the ratings used by Dominion Bond Rating Service Limited ("DBRS") for commercial paper and short-term debt:

     R-1 Prime Credit Quality

     R-2 Adequate Credit Quality

     R-3 Speculative

     All three DBRS rating categories for short-term debt use "high", "middle" or "low" as subset grades to designate the relative standing of the credit within a particular rating category. The following comments provide separate definitions for the three grades in the Prime Credit Quality area.

     "R-1 (high)" - Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

     "R-1 (middle)" - Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the "R-1 (high)" category, entities rated "R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

     "R-1 (low)" - Short-term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

     "R-2 (high)", "R-2 (middle)", "R-2 (low)" - Short-term debt rated "R-2" is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2" classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit". Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

     "R-3 (high)", "R-3 (middle)", "R-3 (low)" - Short-term debt rated "R-3" is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. "R-3" credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with "R-3" ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.


LONG-TERM CREDIT RATINGS
------------------------

     The following summarizes the ratings used by Standard & Poor's for long-term issues:

     "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated "BB," "B," "CCC," "CC" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "CC" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

     "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

     "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The following summarizes the ratings used by Moody's for long-term debt:

     "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

     "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes long-term ratings used by Fitch:

     "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

     "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

     "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor.

     Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

     PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "CCC".


     The following summarizes the ratings used by DBRS for long-term debt:

     "AAA" - Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

     "AA" - Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category, entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

     "A" - Bonds rated "A" are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

     "BBB" - Bonds rated "BBB" are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present which reduce the strength of the entity and its rated securities.

     "BB" - Bonds rated "BB" are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

     "B" - Bonds rated "B" are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

     "CCC" / "CC" / "C" - Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated "B". Bonds rated below "B" often have characteristics which, if not remedied, may lead to default. In practice, there is little difference between the "C" to "CCC" categories, with "CC" and "C" normally used to lower ranking debt of companies where the senior debt is rated in the "CCC" to "B" range.

     "D" - This category indicates bonds in default of either interest or principal.

     ("high", "low") grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that "high" and "low" grades are not used for the AAA category.


NOTES TO SHORT-TERM AND LONG-TERM CREDIT RATINGS
------------------------------------------------

STANDARD & POOR'S

     CREDITWATCH: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

     RATING OUTLOOK: A Standard & Poor's Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

          o   Positive means that a rating may be raised.
          o   Negative means that a rating may be lowered.
          o   Stable means that a rating is not likely to change.
          o   Developing means a rating may be raised or lowered.
          o   N.M. means not meaningful.

MOODY'S

     WATCHLIST: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events which, in Moody's opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody's Investors Service, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

     RATING OUTLOOKS: A Moody's rating outlook is an opinion regarding the likely direction of an issuers rating over the medium term. Rating outlooks fall into the following four categories: Positive, Negative, Stable and Developing (contingent upon an event). In the few instances where an issuer has multiple outlooks of differing directions, Moody's written research will describe any differences in the outlooks for the issuer and the reasons for these differences. If no outlook is present, the following designations will be used:
Rating(s) Under Review or No Outlook. Rating(s) Under Review indicates that the issuer has one or more ratings under review for possible change, and this over-rides the Outlook designation. If an analyst has not yet assigned an Outlook, then No Outlook will be displayed.

FITCH

     WITHDRAWN: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

     RATING WATCH: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

     RATING OUTLOOK: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.


DBRS

RATING TRENDS

     With the exception of ratings in the securitization area, each DBRS rating is appended with a rating trend. Rating trends give the investor an understanding of DBRS' opinion regarding the outlook for the rating in question, with trends falling into one of three categories - Positive, Negative or Stable. Ratings in the securitization area are not given trends because these ratings are determined by the parameters on each transaction, for which the issues are relatively black and white - these parameters are either met or not. When trends are used, they give an indication of what direction the rating in question is headed should the given conditions and tendencies continue.

     Although the trend opinion is often heavily based on an evaluation of the issuing entity or guarantor itself, DBRS also considers the outlook for the industry or industries in which the entity operates and to varying degrees, specific terms of an issue or its hierarchy in the capital structure when assigning trends. DBRS assigns trends to each security, rather than to the issuing entity, as some rating classification scales are broader than others and the duration and ranking of securities can impact the strengths and challenges that affect the entity. As a result, it is not unusual for securities of the same entity to have different trends; however, the presence of a Positive trend and a Negative trend on securities issued by the same entity is a rare occurrence.

RATING ACTIONS

     In addition to confirming ratings, releasing new ratings or making rating changes, other DBRS rating actions include:

     SUSPENDED RATINGS: Rating opinions are forward looking. Although rating opinions will consider the historical performance of an issuer, a rating is an assessment of the issuer's future ability and willingness to meet outstanding obligations. In order for a complete credit quality assessment, DBRS requires the cooperation of the issuer so that management strategies and projections may be evaluated and qualified. Since the availability of such information is critical to the rating assessment, any changes in management's willingness to supply such information (either perceived or actual) may cause a rating to be changed or even suspended. The eventual action will depend upon DBRS's assessment of the degree of accuracy of a rating possible without the cooperation of management. DBRS will suspend ratings when the level of concern reaches a point that an informed rating opinion of the credit quality of the outstanding obligation cannot be provided.

     DISCONTINUED RATINGS: When an entity retires all of its outstanding debt within a particular category and has no plans to re-issue in the near future, DBRS will normally discontinue its rating on the security in question. Should the entity ultimately reconsider its decision and re-issue new debt, the rating will be re-instated pending a full review of the credit quality of the issuer.

     It should be noted that there are cases when DBRS will assign a rating even if there is no outstanding debt obligation and the entity in question has no firm plans to issue debt in the future. These cases are often driven by the fact that assigning a rating to the "non-security" provides support to other DBRS ratings, either in the same entity or within the same family of companies. Such ratings are generally referred to as "corporate ratings" and are not publicly disclosed by DBRS.

     RATINGS "UNDER REVIEW" : DBRS maintains continuous surveillance of all rated entities; therefore, all ratings are always under review. Accordingly, when a significant event occurs that may directly impact the credit quality of a particular entity or group of entities, DBRS will attempt to provide an immediate rating opinion. If there is high uncertainty regarding the outcome of the event and DBRS is unable to provide an objective, forward-looking opinion in a timely manner, then the rating(s) of the issuer(s) will be placed "Under
Review". Ratings may also be placed "Under Review" by DBRS when changes in credit status occur for any other reason that brings DBRS to the conclusion that the present ratings may no longer be appropriate.

     Ratings which are "Under Review" are qualified with one of the following three provisional statements: "negative implications", "positive implications", or "developing implications", indicating DBRS' preliminary evaluation of the impact on the credit quality of the issuer/security. As such, the ratings that were in effect prior to the review process can be used as the basis for the relative credit quality implications. It must be stressed that a rating change will not necessarily result from the review process.


MUNICIPAL NOTE RATINGS
----------------------

     A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

     "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

     "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody's Investment Grade ("MIG") and are divided into three levels - MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue's specific structural or credit features. The following summarizes the ratings by Moody's for these short-term obligations:

     "MIG-1"/"VMIG-1"  -  This  designation  denotes  superior  credit  quality.
Excellent  protection is afforded by  established  cash flows,  highly  reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

     "MIG-3"/"VMIG-3" - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.


     "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS
--------------------

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody's credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.


DBRS credit ratings are not buy, hold or sell recommendations, but rather the result of qualitative and quantitative analysis focusing solely on the credit quality of the issuer and its underlying obligations.

                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits

(a) Agreement and Declaration of Trust dated January 14, 1999, filed electronically as an Exhibit and incorporated herein by reference to Registrant's initial Registration Statement on Form N-1A (File Nos. 333-71703 and 811-09221) on February 3, 1999.

(b) Bylaws, filed electronically as an Exhibit and incorporated herein by reference to Registrant's initial Registration Statement on Form N-1A (File Nos. 333-71703 and 811-09221) on February 3, 1999.

(c) Articles II, VI, VII and VIII of Registrant's Agreement and Declaration of Trust dated January 14, 1999 are incorporated herein by reference to Exhibit (a).

(d) Investment Management Agreement between Registrant and CRAFund Advisors, Inc., dated as of June 1, 1999 is incorporated herein by reference to Exhibit (d) of Pre-Effective Amendment No. 2 to the Registrant's Registration Statement filed on June 8, 1999.

(e) (1) Distribution Agreement between Registrant and Declaration Distributors, Inc. dated as of December 15, 2000 is incorporated by reference to Exhibit (e) of Post Effective Amendment No. 2 to Registrant's Registration Statement filed on September 28, 2001.

(e) (2) Consent to Continuation to Distribution Agreement between Registrant and Declaration Distributors, Inc. dated as of December 5, 2001 to be filed by Amendment.

(e) (3) Form of Underwriting Agreement between Registrant and Citco-Quaker Fund Distributors, Inc. dated as of _______________, 2003 is filed herein.

(f)  None

(g) Custodian Agreement between Registrant and First Union National Bank dated as of June 1, 1999 is incorporated by reference to Exhibit (g) of Post Effective Amendment No. 1 to Registrant's Registration Statement filed on September 28, 2000.

(h)  (1)  Investment   Company  Services   Agreement   between   Registrant  and
          Declaration Service Company dated June 1, 1999 is incorporated by reference to Exhibit of Post Effective Amendment No. 1 to Registrant's Registration Statement filed on September 28, 2000.

     (2) Waiver and Reimbursement Agreement between Registrant and CRAFund Advisors, Inc. dated as of September 28, 2000 is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 2 to Registrant's Registration Statement filed on September 28, 2001.

     (3) Assignment to Investment Company Services Agreement between Registrant and InCap Service Company dated as of December 5, 2001 is incorporated by reference to Exhibit (h)(3) of Post Effective Amendment No. 3 to Registrant's Registration Statement filed on July 31, 2002.


     (4)  Form  of  Mutual  Fund  Services   Agreement  between  Registrant  and
          Citco-Quaker Fund Services, Inc. dated ________, 2003 is filed herein.

     (5) Waiver and Reimbursement Agreement between Registrant and CRAFund Advisors, Inc. dated as of May 30, 2003 is filed herein.


(i)  None

(j)  Consent of Drinker Biddle & Reath LLP is filed herein.

(k)  None

(l) Share Purchase Agreement between Registrant and CRAFund Advisors, Inc. dated as of June 1, 1999 is incorporated herein by reference to Exhibit (l) of Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed on June 8, 1999.

(m)  (1)  Distribution  Plan is  incorporated  herein by  reference  to  Exhibit
          (m)(1) of Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed on June 8, 2000.

     (2) Form of Agreement to Distribution Plan is incorporated herein by reference to Exhibit (m)(2) to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed on June 8, 2000.

(n)  None

(o)  Not Applicable

(p) (1) Code of Ethics of the Registrant is incorporated by reference to Exhibit (p)(1) to Post Effective Amendment No. 1 to Registrant's Registration Statement filed on September 28, 2000.

     (2) Code of Ethics of the Investment Adviser is incorporated by reference to Exhibit (p)(1) to Post Effective Amendment No. 1 to Registrant's Registration Statement filed on September 28, 2000.

Item 24.  Persons Controlled by or under Common Control with Registrant.

Registrant is controlled by its Board of Trustees.

Item 25.  Indemnification.

Section 3817 of Title 12 of the Delaware Code authorizes a business trust to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions, if any, that are set forth in the business trust's governing instrument.

Section 8.2 of Registrant's Agreement and Declaration of Trust, incorporated herein by reference to Exhibit (a), provides for the indemnification of Registrant's trustees and officers. Indemnification of Registrant's principal underwriter against certain losses is provided for in Section 12 of the Distribution Agreement incorporated by reference to Exhibit (e) hereto. Limitations on the liability of the Registrant's investment adviser are provided for in Section 9 of the Investment Management Agreement incorporated herein by reference to Exhibit (d) hereto. Indemnification of Registrant's administrator against certain losses is provided for in Section 4 of the Investment Company Services Agreement incorporated by reference to Exhibit (h) (1).

The trustees and officers of the Registrant are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

In no event will Registrant indemnify any of its trustees or officers against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Advisor.


CRAFund Advisors, Inc. (the "Advisor") was organized under the laws of the State of Delaware as an investment advisory corporation in 1998.


The Advisor has no other business or other connections.

Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of CRAFund Advisors, Inc. who are or who have been engaged in any other business profession, vocation or employment of a substantial nature.



                                 Position with                       Position
     Name                     CRAFund Advisors, Inc.             with Registrant
     ----                     ----------------------             ---------------

     Neil M. Solomon          President, Treasurer and           President and
                              Secretary                          Treasurer

     Peter M. Cooper          Director                                  --

The stock ownership of the Advisor is as follows:

Trust for the benefit of David Zwick, Peter Cooper trustee, 24.1%; Edward Cohen irrevocable trust, Audrey Cohen trustee, 12.6%; Trust for the benefit of Todd Cohen, Neil Solomon trustee, 24.1%; Peter Cooper, 24.1% and Neil Solomon, 15.1%.


Item 27.  Principal Underwriters.

(a) InCap Securities, Inc., ("InCap Securities") the principal underwriter for the Registrant, also acts as a principal underwriter, depositor or investment adviser for the following entities: The AMIDEX Funds, Inc., Commonwealth International Series Trust Funds, Conestoga Funds and Memorial Funds.

(b) The table below provides information for each director, officer or partner of InCap Securities:

Name and Principal                Positions and Offices    Positions and Offices
Business Address                  with InCap Securities       with Registrant
----------------                  ---------------------       ---------------


Kari Lynn Smith
630 Fitzwatertown Road "A"        Secretary                          none
Willow Grove, PA 19090-1904


Michael Bradley Popovec           Assistant Treasurer                none
320 North Charles Street
Baltimore, MD  21201


David Francis Ganley              President, Treasurer           Anti-Money
630 Fitzwatertown Road "A"        and Director                   Laundering
Willow Grove, PA 19090-1904                                      Compliance
                                                                 Officer

(c)

            (1)                       (2)                    (3)                   (4)                   (5)

                                Net Underwriting       Compensation on
     Name of Principal           Discounts and         Redemption and           Brokerage               Other
        Underwriter                Commission            Repurchases           Commissions           Compensation
        -----------                ----------            -----------           -----------           ------------
InCap Securities, Inc.                 0                      0                     0                     0

Item 28.  Location of Accounts and Records.


InCap Service Company
630 Fitzwatertown Road "A"
Willow Grove, PA 19090-1904


CRAFund Advisors, Inc.
1830 Main Street
Suite 204
Weston, FL  33326

Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA  19103


Wachovia Bank
123 South Broad Street
Philadelphia, PA  19109

InCap Securities, Inc.
630 Fitzwatertown Road "A"
Willow Grove, PA 19090-1904


Item 29.  Management Services.

Not applicable

Item 30.  Undertakings.

None

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Lauderdale and State of Florida on the 31st day of July, 2003.


              The Community Reinvestment Act Qualified Investment Fund
              Registrant


              /s/ Neil M. Solomon
              ------------------------------
              Neil M. Solomon
              President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature                                   Title                      Date
---------                                   -----                      ----



/s/ Neil M. Solomon                  President and Treasurer       July 31, 2003
---------------------------
Neil M. Solomon

*D. Keith Cobb                       Trustee                       July 31, 2003
---------------------------
D. Keith Cobb

*Burton Emmer                        Trustee                       July 31, 2003
---------------------------
Burton Emmer

*Irvin M. Henderson                  Trustee                       July 31, 2003
---------------------------
Irvin M. Henderson

*Heinz Riehl                         Trustee                       July 31, 2003
---------------------------
Heinz Riehl

*John E. Taylor                      Trustee and Chairman          July 31, 2003
---------------------------
John E. Taylor

*Robert Orrin Lehrman                Trustee                       July 31, 2003
---------------------------
Robert Orrin Lehrman

/s/ Neil M. Solomon
---------------------------
*By: Neil M. Solomon
     Attorney-in-Fact

                         THE COMMUNITY REINVESTMENT ACT
                            QUALIFIED INVESTMENT FUND
                                  (the "Trust")

                                POWER OF ATTORNEY
                                -----------------

Know All Men by These Presents, that the undersigned, Irvin M. Henderson, hereby constitutes and appoints Neil M. Solomon his true and lawful attorney, to execute in his name, place and stead, in his capacity as Trustee or officer, or both, of the Trust, any and all amendments to the Trust's Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have the power to act thereunder and shall have full power of substitution and resubstitution; and to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney, being hereby ratified and approved.

DATED:   July 29, 2003

/s/ Irvin M. Henderson
----------------------
Irvin M. Henderson

                         THE COMMUNITY REINVESTMENT ACT
                            QUALIFIED INVESTMENT FUND
                                  (the "Trust")

                                POWER OF ATTORNEY
                                -----------------

Know All Men by These Presents, that the undersigned, D. Keith Cobb, hereby constitutes and appoints Neil M. Solomon his true and lawful attorney, to execute in his name, place and stead, in his capacity as Trustee or officer, or both, of the Trust, any and all amendments to the Trust's Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have the power to act thereunder and shall have full power of substitution and resubstitution; and to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney, being hereby ratified and approved.

DATED:   July 18, 2003

/s/ D. Keith Cobb
-----------------
D. Keith Cobb

                         THE COMMUNITY REINVESTMENT ACT
                            QUALIFIED INVESTMENT FUND
                                  (the "Trust")

                                POWER OF ATTORNEY
                                -----------------

Know All Men by These Presents, that the undersigned, Burton Emmer, hereby constitutes and appoints Neil M. Solomon his true and lawful attorney, to execute in his name, place and stead, in his capacity as Trustee or officer, or both, of the Trust, any and all amendments to the Trust's Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have the power to act thereunder and shall have full power of substitution and resubstitution; and to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney, being hereby ratified and approved.

DATED:   July 26, 2003

/s/ Burton Emmer
----------------
Burton Emmer

                         THE COMMUNITY REINVESTMENT ACT
                            QUALIFIED INVESTMENT FUND
                                  (the "Trust")

                                POWER OF ATTORNEY
                                -----------------

Know All Men by These Presents, that the undersigned, Heinz Riehl, hereby constitutes and appoints Neil M. Solomon his true and lawful attorney, to execute in his name, place and stead, in his capacity as Trustee or officer, or both, of the Trust, any and all amendments to the Trust's Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have the power to act thereunder and shall have full power of substitution and resubstitution; and to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney, being hereby ratified and approved.

DATED:   July 23, 2003

/s/ Heinz Riehl
---------------
Heinz Riehl

                         THE COMMUNITY REINVESTMENT ACT
                            QUALIFIED INVESTMENT FUND
                                  (the "Trust")

                                POWER OF ATTORNEY
                                -----------------

Know All Men by These Presents, that the undersigned, John E. Taylor, hereby constitutes and appoints Neil M. Solomon his true and lawful attorney, to execute in his name, place and stead, in his capacity as Trustee or officer, or both, of the Trust, any and all amendments to the Trust's Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have the power to act thereunder and shall have full power of substitution and resubstitution; and to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney, being hereby ratified and approved.

DATED:   July 19, 2003

/s/ John E. Taylor
------------------
John E. Taylor

                         THE COMMUNITY REINVESTMENT ACT
                            QUALIFIED INVESTMENT FUND
                                  (the "Trust")

                                POWER OF ATTORNEY
                                -----------------

Know All Men by These Presents, that the undersigned, Robert Orrin Lehrman, hereby constitutes and appoints Neil M. Solomon his true and lawful attorney, to execute in his name, place and stead, in his capacity as Trustee or officer, or both, of the Trust, any and all amendments to the Trust's Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have the power to act thereunder and shall have full power of substitution and resubstitution; and to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney, being hereby ratified and approved.

DATED:   July 25, 2003

/s/ Robert Orrin Lehrman
------------------------
Robert Orrin Lehrman

                                  EXHIBIT INDEX

EXHIBIT NO.    ITEM
-----------    ----

(e)(3)         Form   of   Underwriting   Agreement   between   Registrant   and
               Citco-Quaker Fund Distributors, Inc. dated as of _______________, 2003

(h)(4) Form of Mutual Fund Services Agreement between Registrant and Citco-Quaker Fund Services, Inc. dated ________, 2003

(h)(5) Waiver and Reimbursement Agreement between Registrant and CRAFund Advisors, Inc. dated as of May 30, 2003

(j)            Consent of Drinker Biddle & Reath LLP